INTANGIBLE ASSETS - NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets-net as of June 30, 2015 and December 31, 2014 consist of following:

	June 30, 2015	December 31, 2014
Contracts and relationships acquired	$11,224,346	$11,164,988
Non-compete agreements	1,206,272	1,206,272
Other intangible assets	326,355	309,486
Total intangible assets	12,756,973	12,680,746
Less: Accumulated amortization	(6,467,297)	(4,302,909)
Intangible assets – net	$6,289,676	$8,377,837

Below is a summary of intangible asset activity for the years ended December 31, 2014 and 2013:

	Customer Relationships	Non-Compete Agreements	Other Intangible Assets	Total
COST
Balance, January 1, 2014	$2,939,988	$281,272	$85,588	$3,306,848
Acquired backlog from acquisitions	—	—	148,408	148,408
Purchase of other intangible assets	—	—	75,490	75,490
Acquisition of Acquired Businesses	8,225,000	925,000	—	9,150,000
Balance, December 31, 2014	$11,164,988	$1,206,272	$309,486	$12,680,746
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2014	$1,626,776	$65,723	$79,569	$1,772,068
Amortization expense	2,127,468	247,924	155,449	2,530,841
Balance, December 31, 2014	3,754,244	313,647	235,018	4,302,909
Net book value	$7,410,744	$892,625	$74,468	$8,377,837
COST
Balance, January 1, 2013	$2,035,988	$29,272	$76,693	$2,141,953
Purchase of other intangible assets	—	—	8,895	8,895
Acquisition of Metro Medical	904,000	252,000	—	1,156,000
Balance, December 31, 2013	$2,939,988	$281,272	$85,588	$3,306,848
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2013	$979,731	$6,966	$70,271	$1,056,968
Amortization expense	647,045	58,757	9,298	715,100
Balance, December 31, 2013	1,626,776	65,723	79,569	1,772,068
Net book value	$1,313,212	$215,549	$6,019	$1,534,780

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of June 30, 2015, future amortization expense scheduled to be expensed is as follows:

Years ending December 31
2015 (six months)	$1,797,775
2016	3,039,545
2017	1,442,485
2018	9,871
Total	$6,289,676

As of December 31, 2014, future amortization expense scheduled to be expensed is as follows:

Years Ending December 31
2015	$3,594,370
2016	3,236,524
2017	1,546,943